Revenue - Summary of Breakdown of Revenue by Sales Channels (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 422,312	€ 308,822	€ 222,612
Direct To Consumer (DTC) [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	247,460	186,813	124,354
Wholesale [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	164,359	116,417	93,156
Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 10,493	€ 5,592	€ 5,102